Shareholders' Deficit (Details) - USD ($)						1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 15, 2024	Jan. 31, 2024	Apr. 10, 2023	Jul. 27, 2021	Feb. 18, 2021	Apr. 30, 2023	Feb. 28, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 23, 2023
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, shares authorized								200,000,000
Ordinary shares, par value (in Dollars per share)										$ 10
Common stock shares outstanding										8,625,000
Debt instrument, face amount								$ 500,000		$ 500,000
Preferred stock, shares authorized								1,000,000		1,000,000	1,000,000
Preferred stock, shares issued								0		0	0
Preferred stock, shares outstanding								0		0	0
Preferred stock, par value (in Dollars per share)								$ 0.0001		$ 0.0001	$ 0.0001
Converted basis, percentage								20.00%		20.00%
Second Extension Meeting [Member]
Shareholders' Deficit (Details) [Line Items]
Temporary equity stock shares subject to redemption shares								1,744,889
Class A Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, shares authorized								200,000,000		200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares issued								0		0	0
Common stock shares outstanding								0		0	0
Sale of stock issue price per share								$ 0.0001		$ 0.0001
Ordinary shares subject to possible redemption, shares issued								17,264,702		17,264,702	34,500,000
Ordinary shares subject to possible redemption, shares outstanding								17,264,702		17,264,702	34,500,000
Issued and outstanding ordinary shares					20.00%
Temporary equity stock shares subject to redemption shares								17,235,298		17,235,298	17,235,298
Class A Ordinary Shares [Member] | Second Extension Meeting [Member]
Shareholders' Deficit (Details) [Line Items]
Temporary equity stock shares subject to redemption shares								1,744,889		1,744,889
Class B Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, shares authorized								20,000,000		20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share)								$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares issued								8,625,000		8,625,000	8,625,000
Common stock shares outstanding								8,625,000		8,625,000	8,625,000
Ordinary shares issued							7,187,500
Exchange payment (in Dollars)							$ 25,000
Per Shares							$ 0.003
Share capitalization					1,437,500
Aggregate of founder shares					8,625,000
Aggregate of shares					8,625,000
Aggregate of shares were subject to forfeiture					1,125,000
Issued and outstanding ordinary shares					20.00%
No longer subject to possible forfeiture				1,125,000
One Energy Enterprises Inc [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, shares authorized											631,800
Distributions, Common Stock								$ 13,096	$ 48,820	$ 153,315	$ 179,442
Dividends, Common Stock								0	0	0	0
Conversion of stock, amount converted								150,000,000		$ 100,000,000
Debt instrument, face amount			$ 1,000,000			$ 1,000,000		2,000,000			$ 491,235
Debt conversion converted instrument shares issued			33,526
Sale of stock issue price per share	$ 447.41	$ 447.41								$ 447.41
Sale of stock, consideration received on transaction	$ 1,000,000	$ 1,200,000								$ 20,000,000
Dividends, preferred stock								514,793		985,915
Dividends, preferred stock, paid-in-kind								$ 152,094	0	$ 176,545
One Energy Enterprises Inc [Member] | Common stock [member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, shares authorized								702,353		702,353		702,353
One Energy Enterprises Inc [Member] | Preferred stock [member]
Shareholders' Deficit (Details) [Line Items]
Preferred stock, shares authorized								78,228		78,228		78,228
One Energy Enterprises Inc [Member] | Class A Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, shares authorized								551,653		551,653	551,653
Ordinary shares, par value (in Dollars per share)			$ 447.41					$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares issued								255,187		255,187	211,400
Common stock shares outstanding								255,187		255,187	211,400
Debt conversion converted instrument shares issued			5,961							0	33,526
Dividends, preferred stock, paid-in-kind								$ 1,468	0	$ 1,468	$ 0
One Energy Enterprises Inc [Member] | Class B Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, shares authorized								150,700		150,700	150,700
Ordinary shares, par value (in Dollars per share)								$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares issued								150,700		150,700	150,700
Common stock shares outstanding								150,700		150,700	150,700
Debt conversion converted instrument shares issued										0	0
Dividends, preferred stock, paid-in-kind								$ 0	0	$ 0	$ 0
One Energy Enterprises Inc [Member] | Series A Preferred Stock [member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 447.41
Debt conversion converted instrument shares issued			2,235			2,235
Sale of stock, number of shares issued in transaction	2,233	2,682								44,700
Preferred stock, shares authorized								78,228		78,228
Preferred stock, shares issued								51,850		46,935
Preferred stock, shares outstanding								51,850		46,935
Preferred stock, par value (in Dollars per share)			$ 447.41					$ 0.0001		$ 0.0001
Dividends, preferred stock								$ 171,598	0	$ 328,638
One Energy Enterprises Inc [Member] | Series A Preferred Stock [member] | Dividend Paid [Member]
Shareholders' Deficit (Details) [Line Items]
Dividends, preferred stock								$ 343,195	$ 0	$ 657,277
One Energy Enterprises Inc [Member] | Class A Redeemable Preferred Stock [Member]
Shareholders' Deficit (Details) [Line Items]
Temporary equity liquidation preference per share as a multiple of issue price								1.25%		1.25%